Senior Secured Convertible Note - Schedule of fair value of the note is classified as Level 2 in fair value hierarchy (Details) - Senior Secured Convertible Notes $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 12, 2022 $ / shares	May 21, 2021 CAD ($) $ / shares	Jul. 31, 2021 CAD ($) $ / shares	Jul. 12, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Share price | $ / shares	$ 0.2	$ 6.53	$ 3.98
Dividend | $		$ 0	$ 0	$ 0
Volatility	81.00%	85.00%	85.00%
Risk-free rate	3.57%	0.227%	0.327%
Credit spread	38.57%	16.06%	15.44%